SA Multi-Managed Large Cap Growth Portfolio Investment Objectives and Goals - SA Multi-Managed Large Cap Growth Portfolio	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SA Multi-Managed Large Cap Growth Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Portfolio’s investment goal is long-term growth of capital.